Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Analysis Of Income And Expense [line items]
Interest income	$ 4,702	$ 5,182	$ 5,025	$ 9,884	$ 10,149
Interest expense	1,940	2,421	2,565	4,361	5,093
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income	3,998	4,435	4,337	8,433	8,770
Interest expense	1,858	2,326	2,476	4,184	4,927
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income	206	240	236	446	473
Other [member]
Analysis Of Income And Expense [line items]
Interest income	498	507	452	1,005	906
Interest expense	$ 82	$ 95	$ 89	$ 177	$ 166